UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-22089



Name of Fund: Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



Fund Address: 2 World Financial Center, 7(th) Floor, New York, NY 10281



Name and address of agent for service: Justin C. Ferri, Chief Executive

Officer, Dow Jones Euro

STOXX 50 Premium & Dividend Income Fund Inc., 2 World Financial Center, 7th

Floor,

New York, NY 10281



Registrant's telephone number, including area code: (877) 449-4742



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at

any shareholder meeting held during the period ended June 30, 2009 with respect to which the

registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused

this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



By: /s/ Justin C. Ferri

Justin C. Ferri

Chief Executive Officer of

Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



Date: August 21, 2009